Note 2 - Allowance for Credit Losses	6 Months Ended
Jun. 30, 2021
Notes
Note 2 - Allowance for Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) effective January 1, 2020. Adoption of ASU 2016-13 resulted in a $2.2 million one-time charge against retained earnings to increase the allowance for credit losses to forecast expected credit losses. Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in pools, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate is then adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects management’s best estimate within the range of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of our allowance for credit losses, we consider the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans meeting non-accrual policy still accruing interest at June 30, 2021 or December 31, 2020. The Company’s net principal balances on non-accrual loans by loan class as of June 30, 2021 and December 31, 2020 are as follows:

Loan Class	June 30, 2021	December 31, 2020

Live Check Consumer Loans	$ 3,119,993	$ 3,964,176
Premier Consumer Loans	1,675,633	2,069,315
Other Consumer Loans	17,011,152	20,181,097
Real Estate Loans	1,393,291	1,414,443
Sales Finance Contracts	2,223,496	3,576,629
Total	$ 25,423,565	$ 31,205,660

An age analysis of principal balances on past due loans, segregated by loan class, as of June 30, 2021 and December 31, 2020 follows:

June 30, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,027,403	$ 967,375	$ 1,979,647	$ 4,974,425
Premier Loans	825,645	548,753	966,511	2,340,909
Other Consumer Loans	13,754,921	7,496,568	13,727,625	34,979,114
Real Estate Loans	868,730	240,313	1,381,440	2,490,483
Sales Finance Contracts	1,764,676	968,835	1,520,251	4,253,762
Total	$ 19,241,375	$ 10,221,844	$ 19,575,474	$ 49,038,693

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 1,998,538	$ 1,629,874	$ 2,122,317	$ 5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$ 20,068,345	$ 12,342,953	$ 21,792,971	$ 54,204,269

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to the total loan portfolio is also used as a credit quality indicator. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at June 30, 2021 and December 31, 2020 was 1.35% and 1.48%, respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans based on payment activity as of June 30, 2021:

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 54,890	$ 38,465	$ 4,554	$ 656	$ 72	$ -	$ 98,637
Nonperforming	1,185	1,746	162	25	2	-	3,120
	$ 56,075	$ 40,211	4,716	$ 681	$ 74	$ -	$ 101,757
Premier Loans:
Performing	$ 41,585	$ 37,978	$ 13,712	$ 3,776	$ 505	$ -	$ 97,556
Nonperforming	259	848	410	150	9	-	1,676
	$ 41,844	$ 38,826	14,122	$ 3,682	$ 490	$ -	$ 99,232
Other Consumer Loans:
Performing	$ 292,263	$ 213,336	$ 49,060	$ 12,073	$ 2,144	$ 392	$ 569,268
Nonperforming	3,290	9,645	3,059	821	160	36	17,011
	$ 295,553	$ 222,981	$ 52,119	$ 12,894	$ 2,304	$ 428	$ 586,279
Real Estate Loans:
Performing	$ 7,366	$ 9,301	$ 8,044	$ 5,912	$ 3,318	$ 3,916	$ 37,857
Nonperforming	-	292	442	386	103	170	1,393
	$ 7,366	$ 9,593	$ 8,486	$ 6,298	$ 3,421	$ 4,086	$ 39,250
Sales Finance Contracts:
Performing	$ 35,190	$ 51,272	$ 14,195	$ 3,588	$ 454	$ 59	$ 104,758
Nonperforming	173	1,345	475	211	12	8	2,224
	$ 35,363	$ 52,617	14,670	$ 3,799	$ 466	$ 67	$ 106,982

(1) Includes loan originated during the three-months ended June 30, 2021.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of June 30, 2021, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are substantially exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates. There were no qualitative adjustments at June 30, 2021, compared to a $1.8 million qualitative adjustment for loans more than 30 days past that were modified under a COVID-19 payment modification program and a $0.6 qualitative adjustment for Sales Finance Contracts originated during the month of February 2020 under the first iteration of a quantitative decision matrix. Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	Three Months Ended June 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at March 31, 2021	$ 9,708	$ 5,778	$ 42,289	$ 261	$ 5,312	$ 63,348
Provision for Credit Losses	1,539	804	4,609	11	576	7,539
Charge-offs	(2,640)	(787)	(8,321)	-	(1,023)	(12,771)
Recoveries	812	272	4,056	1	345	5,486
Ending Balance	$ 9,419	$ 6,067	$ 42,633	$ 273	$ 5,210	$ 63,602

	Six Months Ended June 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$ 10,765	$ 5,838	$ 43,833	$ 267	$ 5,625	$ 66,328
Provision for Credit Losses	2,467	1,534	8,661	7	1,465	14,134
Charge-offs	(5,487)	(1,748)	(17,970)	(2)	(2,595)	(27,802)
Recoveries	1,674	443	8,109	1	715	10,942
Ending Balance	$ 9,419	$ 6,067	$ 42,633	$ 273	$ 5,210	$ 63,602

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30,2020	June 30, 2021	June 30, 2020
Allowance for Credit Losses:
Beginning Balance	$ 63,348,497	$ 58,974,560	$ 66,327,674	$ 53,000,000
Impact of adopting ASC 326	-	-	-	2,158,161
Provision for credit losses	7,539,369	12,561,600	14,133,331	30,702,268
Charge-offs	(12,771,714)	(17,093,237)	(27,801,157)	(36,141,737)
Recoveries	5,485,595	4,323,480	10,941,899	9,047,711
Ending balance; collectively evaluated for impairment	$ 63,601,747	$ 58,766,403	$ 63,601,747	$ 58,766,403

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30,2020	June 30, 2021	June 30, 2020

Finance Receivables Ending Balance	$ 936,817,252	$ 825,074,569	$ 936,817,252	$ 825,074,569

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	466	$893,182	$877,875
Premier Consumer Loans	100	598,628	592,019
Other Consumer Loans	2,246	8,214,149	7,799,661
Real Estate Loans	6	50,236	50,236
Sales Finance Contracts	151	867,163	838,238
Total	2,969	$10,623,358	$10,158,029

The following table presents a summary of loans that were restructured during the three months ended June 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	326	$526,181	$510,145
Premier Consumer Loans	70	471,275	450,836
Other Consumer Loans	1,892	7,048,324	6,436,597
Real Estate Loans	15	125,994	125,192
Sales Finance Contracts	137	598,578	565,952
Total	2,440	$8,770,352	$8,088,722

The following table presents a summary of loans that were restructured during the six months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$2,030,007	$1,984,766
Premier Consumer Loans	215	1,291,060	1,248,826
Other Consumer Loans	5,189	18,663,687	17,805,933
Real Estate Loans	17	219,065	218,840
Sales Finance Contracts	359	2,226,482	2,166,463
Total	6,852	$24,430,301	$23,424,828

The following table presents a summary of loans that were restructured during the six months ended June 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,122	$1,826,042	$1,773,540
Premier Consumer Loans	233	1,546,354	1,498,776
Other Consumer Loans	5,822	19,844,595	18,474,903
Real Estate Loans	23	234,189	233,387
Sales Finance Contracts	384	1,609,026	1,534,682
Total	7,584	$25,060,206	$23,515,288

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the three months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	229	$440,115
Premier Consumer Loans	25	140,585
Other Consumer Loans	868	2,012,648
Real Estate Loans	-	-
Sales Finance Contracts	60	261,049
Total	1,182	$2,854,397

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the three months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	275	$380,724
Premier Consumer Loans	38	199,325
Other Consumer Loans	1,065	2,405,262
Real Estate Loans	1	1,832
Sales Finance Contracts	68	155,141
Total	1,447	$3,142,284

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the six months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	459	$864,096
Premier Consumer Loans	54	314,611
Other Consumer Loans	1,647	3,818,539
Real Estate Loans	-	-
Sales Finance Contracts	98	398,710
Total	2,258	$5,395,956

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the six months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	665	$961,371
Premier Consumer Loans	81	465,502
Other Consumer Loans	2,338	4,913,928
Real Estate Loans	1	1,832
Sales Finance Contracts	149	336,613
Total	3,234	$6,679,246

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.